Significant Financing Transactions (Tables)	Nov. 18, 2019
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
At June 30, 2019, Dominion Energy’s commercial paper and letters of credit outstanding, as well as its capacity available under the credit facility, were as follows:

	Facility Limit	Outstanding Commercial Paper	Outstanding Letters of Credit	Facility Capacity Available
(millions)
Joint revolving credit facility (1)	$6,000	$2,526	$91	$3,383
(1)
This credit facility matures in March 2023 and can be used by the borrowers under the credit facility to support bank borrowings and the issuance of commercial paper, as well as to support up to a combined $2.0 billion of letters of credit.

Schedule of Equity Units
Selected information about Dominion Energy’s 2019 Equity Units is presented below:

Issuance Date	Units Issued	Total Net Proceeds (1)	Total Preferred Stock	Cumulative Dividend Rate	Stock Purchase Contract Annual Rate	Stock Purchase Contract Liability	Stock Purchase Contract Settlement Date
(millions except interest rates)
6/14/2019	16	$1,582	$1,610	1.75%	5.5%	$250	6/1/2022

Virginia Electric and Power Company
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
At June 30, 2019, Virginia Power’s share of commercial paper and letters of credit outstanding under its joint credit facility with Dominion Energy, Dominion Energy Gas, Questar Gas and DESC was as follows:

	Facility Limit (1)	Outstanding Commercial Paper	Outstanding Letters of Credit
(millions)
Joint revolving credit facility (1)	$6,000	$1,300	$6
(1)
The full amount of the facility is available to Virginia Power, less any amounts outstanding to co-borrowers
Dominion Energy, Dominion Energy Gas, Questar Gas and DESC. The
sub-limit
for Virginia Power is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit
for Virginia Power was $1.5 billion. If Virginia Power has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $2.0 billion (or the sub-limit,
whichever is less) of letters of credit.

Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Schedule of Line of Credit Facilities
At June 30, 2019, Dominion Energy Gas’ share of commercial paper and letters of credit outstanding under its joint credit facility with Dominion Energy, Virginia Power, Questar Gas and DESC was as follows:

	Facility Limit (1)	Outstanding Commercial Paper	Outstanding Letters of Credit
(millions)
Joint revolving credit facility (1)	$1,500	$250	$—
(1)
A maximum of $1.5 billion of the facility is available to Dominion Energy Gas, assuming adequate capacity is available after giving effect to uses by co-borrowers
Dominion Energy, Virginia Power, Questar Gas and DESC. The
sub-limit
for Dominion Energy Gas is set within the facility limit but can be changed at the option of the borrowers under the credit facility multiple times per year. At June 30, 2019, the sub-limit

for Dominion Energy Gas was $750 million. If Dominion Energy Gas has liquidity needs in excess of its sub-limit,
the
sub-limit
may be changed or such needs may be satisfied through short-term intercompany borrowings from Dominion Energy. This credit facility matures in March 2023 and can be used to support bank borrowings and the issuance of commercial paper, as well as to support up to $1.5 billion (or the sub-limit,
whichever is less) of letters of credit.